Leases (Tables) - LGM Enterprises LLC [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of Company's Operating Lease Costs
The following table sets forth information about the Company’s operating lease costs for the nine months ended September 30, 2023 and 2022:

	Nine Months Ended September 30,
	2023	2022
Operating lease cost:	$12,547	$9,748
Short-term lease cost	457	396

Total lease costs	$13,004	$10,144

The following table sets forth information about the Company’s operating lease costs for the years ended December 31, 2022, 2021, and 2020:

	December 31,
	2022	2021	2020
Operating lease cost:	$12,986	$10,587	$4,776
Short-term lease cost	310	194	42

Total lease costs	$13,296	$10,781	$4,818

Schedule of Forth Supplemental Information About The Leases
The following table sets forth supplemental information about the leases for the nine months ended September 30, 2023 and 2022:

	Nine Months Ended September 30,
	2023	2022
Cash paid for amounts included in the measurement of operating liabilities	$11,063	$9,459
ROU assets obtained in exchange for new operating lease liabilities	$36,105	$18,533
Weighted-average remaining lease term – operating leases	7.85	9.90
Weighted-average discount rate – operating leases	6.23%	5.69%

The following table sets forth supplemental information about the leases for the years ended December 31, 2022 and 2021:

	December 31,
	2022	2021
Cash paid for amounts included in the measurement of operating liabilities	$12,784	$10,005
ROU assets obtained in exchange for new operating lease liabilities	21,853	28,348
Weighted-average remaining lease term – operating leases	10.16	6.75
Weighted-average discount rate – operating leases	5.86%	4.59%

Schedule of Company's Future Lease Payments Under Non Cancellable Operating Leases
The Company’s future lease payments under
non-cancellable
operating leases as of September 30, 2023 are as follows:

Fiscal Year	Amount
2023 (remaining)	$20,149
2024	18,280
2025	15,852
2026	11,126
2027	7,047
Thereafter	27,775

Total undiscounted cash flows	100,229
Less: Imputed interest	(23,785)

Present value of lease liabilities	$76,444

The Company’s future lease payments under
non-cancellable
operating leases as of the year ended December 31, 2022 are as follows:

Fiscal Year	Amount
2023	$12,304
2024	10,906
2025	8,697
2026	6,345
2027	3,781

Thereafter	29,176

Total undiscounted cash flows	71,209
Less: imputed interest	(20,696)

Present value of lease liabilities	$50,513